Related Party Transactions (Details) - USD ($)		1 Months Ended						3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 05, 2019	Feb. 28, 2019	Feb. 27, 2019	Jan. 31, 2019	Sep. 30, 2018	Sep. 30, 2018	Aug. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transactions (Textual)
Warrant price per share								$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Share price per share				$ 0.003
Public offering expenses		$ 135,000		$ 75,000		$ 90,000
Remaining balance of note	$ 300,000		$ 300,000
Initial business combination cash fee											$ 500,000
Related party subscription agreement, description											The Company entered into a Subscription Agreement with (i) Hennessy Capital SPV II LLC, an entity controlled by Daniel J. Hennessy, the Chairman and CEO of the Company, for the purchase of 500,000 PIPE Shares for an aggregate purchase price of $5.0 million and (ii) an entity controlled by the Anchor Investor (as defined below) for the purchase of 600,000 shares of Class A common stock in the PIPE Financing for an aggregate purchase price of $6.0 million, in each case on the same terms and conditions as the form of Subscription Agreement filed as an exhibit to the Registration Statement.
Class A Common Stock [Member]
Related Party Transactions (Textual)
Share price per share								$ 11.50			$ 11.50		$ 11.50
Business combination, description											At the Special Meeting, stockholders holding 211,561 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a redemption price of approximately $10.29 per share. As a result, approximately $2,176,000 in cash was removed from the Trust Account to pay such holders and 29,803,439 shares of Class A common stock remained outstanding.
Private Placement Warrants [Member]
Related Party Transactions (Textual)
Initial business combination, description											The Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Private Placement Warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.		The Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the "newly issued price"), the exercise price of the Private Placement Warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.
Founder Shares [Member]
Related Party Transactions (Textual)
Conversion of common stock, description					The Sponsor purchased 7,187,500 shares of Class B common stock (the “Founder Shares”) for $25,000, or approximately $0.003 per share. In October 2018, the Sponsor transferred 75,000 founder shares to each of the Company’s six independent directors, 300,000 shares to our Executive Vice President, Chief Financial Officer and Secretary, and 225,000 shares to our President and Chief Operating Officer. In January 2019, the Sponsor forfeited 871,930 shares of Class B common stock and certain funds and accounts managed by subsidiaries of BlackRock, Inc. (collectively, the “Anchor Investor”) purchased 871,930 shares of Class B common stock for an aggregate purchase price of approximately $3,000, or approximately $0.003 per share. On February 28, 2019, the Company effected a stock dividend for approximately 0.05 shares for each of the Company’s shares of Class B common stock, resulting in the Company’s initial stockholders holding an aggregate of 7,503,750 Founder Shares. Following the stock dividend, the Company’s officers and directors retransferred an aggregate of 48,823 Founder Shares to the Sponsor and the Anchor Investor waived its right to the stock dividend.
Agreed to forfeit founder shares					978,750
Sponsor [Member]
Related Party Transactions (Textual)
Initial business combination, description											The securities were first listed on the Nasdaq Capital Market, the Company has agreed to compensate its Chief Financial Officer $29,000 per month for his services prior to the consummation of the Company’s initial Business Combination, of which 60% is payable currently in cash and 40% is payable upon the completion of the Company’s initial Business Combination. The financial statements at September 30, 2020 and December 31, 2019 include an accrued liability for approximately $220,000 and $116,000, respectively, for the deferred portion of this compensation. Approximately $87,000, $261,000, $87,000 and $203,000, respectively, was charged to operations for the three and nine months ended September 30, 2020 and 2019, respectively, for the aggregate of cash and deferred compensation.		The securities were first listed on the Nasdaq Capital Market, the Company has agreed to compensate its Chief Financial Officer $29,000 per month for his services prior to the consummation of the Company's initial Business Combination, of which 60% is payable currently in cash and 40% is payable upon the completion of the Company's initial Business Combination. The financial statements at December 31, 2019 include an accrued liability for approximately $116,000 for the deferred portion of this compensation. Approximately $290,000 and $0, respectively, was charged to operations for the year ended December 31, 2019 and for the period from August 6, 2018 (date of inception) to December 31, 2018 for the aggregate of cash and deferred compensation.
Related party loans, description							The Sponsor agreed to loan the Company an aggregate of $300,000 by drawdowns of not less than $10,000 each against the issuance of an unsecured promissory note (the “Note”) to cover expenses related to the Public Offering. The Note was non-interest bearing and payable on the earlier of March 31, 2019 or the completion of the Public Offering.
Office space, utilities and secretarial and administrative support amount											$ 15,000		$ 15,000
Administrative expense								$ 45,000	$ 135,000	$ 0	45,000	$ 105,000	150,000
Aggregate of cash and deferred compensation								$ 87,000	$ 87,000		$ 261,000	$ 203,000
Business combination, description											(i) the Sponsor will exchange all of its 11,739,394 outstanding Private Placement Warrants (Note 5) for 2,347,879 newly issued shares of Class B common stock, (ii) the Sponsor will forfeit an equivalent number of existing shares of Class B common stock to the Company for no consideration, and (iii) if at the Closing the sum of (A)(1) the amount of cash available in the Trust Account, less (2) all amounts to be paid by the Company pursuant to the exercise of redemption rights (Note 1), plus (B) the amount of gross proceeds received by the Company from the PIPE Financing (without, for the avoidance of doubt, taking into account any transaction fees, costs and expenses paid or required to be paid in connection with the Business Combination and the PIPE Financing) is less than $350 million, then 500,000 shares of Class B common stock held by the Sponsor (which shares will automatically convert into shares of Class A common stock at the effective time of the closing) will become unvested and subject to certain vesting conditions if certain share price thresholds are achieved within two years of the closing date of the Business Combination. Following the Closing, the Company intends to change its name to Canoo Inc.
Accounting office space, utilities and secretarial and administrative support to sponsor											$ 15,000		$ 15,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions (Textual)
Sponsor purchased shares											13,581,500		13,581,500
Private placement purchase price											$ 13,581,500		$ 13,581,500
Business combination, description											The Sponsor agreed to exchange all of its 11,739,394 outstanding Private Placement Warrants for 2,347,879 newly issued shares of Class B common stock and, in addition, the Sponsor agreed to forfeit an equivalent number of existing shares of Class B common stock to the Company for no consideration.
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Textual)
Initial business combination, description					(A) one year after the completion of the Company’s initial Business Combination, or (B), subsequent to the Company’s initial Business Combination, if (x) the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Related Party Loans [Member]
Related Party Transactions (Textual)
Public offering expenses		$ 210,000		$ 210,000		$ 90,000